Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Trading loans	[1]	$ 7,649	$ 7,544
United States [member]
Disclosure of financial assets [line items]
Trading loans	[2],[3],[4]	6,154	5,844
Europe [member]
Disclosure of financial assets [line items]
Trading loans	[2],[4],[5]	458	601
Canada [member]
Disclosure of financial assets [line items]
Trading loans	[2],[4],[5]	980	1,068
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	[2],[4],[5]	$ 57	$ 31

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[3]	Includes trading loans that serve as a hedge to loan-based credit total return swaps.
[4]	Loans are primarily denominated in U.S. dollars.
[5]	Includes trading loans that serve as hedges to total return swaps, hedges for precious metal certificate liabilities and loans subject to sale through syndication.